Power project acquisition and development costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Power Project Acquisition And Development Costs [Abstract]
Power project acquisition and development costs [Text Block]

8 Power project acquisition and development costs

	Development Costs	Acquisition Costs	Total
December 31, 2021	$4,578,754	$1,584,750	$6,163,504
Additions	424,420	-	424,420
Translation adjustment	305,375	108,250	413,625
December 31, 2022	$5,308,549	$1,693,000	$7,001,549
Additions	342,323	-	342,323
Translation adjustment	(128,542)	(39,750)	(168,292)
December 31, 2023	$5,522,330	$1,653,250	$7,175,580
Additions	421,373	-	421,373
Translation adjustment	482,681	145,375	628,056
December 31, 2024	6,426,384	1,798,625	8,225,009

Montalva Project

In April 2013, the Company entered into a 50/50 arrangement to create AG Solar One LLC ("AG Solar") with Alterra Power Corp. ("Alterra") (the "Arrangement").  The Arrangement was created to develop 100 Megawatts ("MW's") of solar generation capacity in Puerto Rico under a Master Renewable Power Purchasing and Operating Agreement ("PPOA"), dated December 20, 2011, and amended on March 16, 2012 (the "Master Agreement"), with Puerto Rico Electric Power Authority ("PREPA") through its wholly owned subsidiary, PBJL Energy Corporation ("PBJL").

On July 12, 2013, the Company signed a Membership Interest Purchase and Sale Agreement ("MIPSA") with Magma Energy (U.S.) Corp. ("Magma"), a subsidiary of Alterra, and amended on October 11, 2013, whereby the Company will purchase from Alterra its 50% interest in and to the shares of AG Solar.  The consideration was US $1.25 Million. The Company completed the MIPSA on September 12, 2014 (the "Acquisition Date") and the Company now owns 100% of AG Solar.

Under the terms of the Master Agreement, the Company filed its 100 MW AC Montalva Solar Project with PREPA ("Montalva" or the "Montalva Project") on September 5, 2013, requesting an interconnection evaluation and issuance of the project specific PPOA for Montalva included and agreed in the Master Agreement. After numerous delays by PREPA and failed attempts by the Company requesting the interconnection evaluation and issuance of a project specific PPOA for Montalva, the Company filed a Notice of Default under the Master Agreement with PREPA on September 24, 2014.  PREPA responded to the Notice of Default on November 3, 2014, taking the position that it had other PPOAs issued that would exceed its system renewable capacity and could not accept any additional renewable projects and further had met its obligations under the Master Agreement. It's the Company's position that the Master Agreement is a specific performance agreement and not an option agreement at PREPA's discretion and that PREPA is liable for damages. The Company is currently negotiating a revised settlement PPOA with PREPA and anticipates moving forward with the development of the Montalva Solar Project as soon as practicable once the settlement PPOA is approved by PREPA, PREB and FOMB.

Land Lease Option Agreements

Included in the power project development and construction costs balance for AG Solar are costs related to land lease option payments.

The Company currently has four separate land lease option agreements covering five parcels for the construction of Montalva.  The primary parcel is located in the Municipality of Guanica and the other four in the Municipality of Lajas. Upon execution of the options, these land leases provide for a term of twenty-five years and such leases may be extended for up to four additional consecutive periods of five years each, at the Company's option, for the purposes of the Company developing the Montalva Project.

On various dates since execution of the land lease option agreement, the parties have executed separate amendments to extend the expiration date. During the year ended December 31, 2024, the Company entered into additional extension agreements as required to extend the option term on all agreements to December 31, 2025 and agreeing to make future payments totalling US$221,000. During the year ending December 31, 2024, the Company made payment totalling USD$177,500 (December 31, 2023 - USD$105,667, December 31, 2022 - USD $115,775), related to payments required by the extension agreements.